UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $1,144,487 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   117482  2290106 SH       SOLE                  2290106        0        0
ARCH CAP GROUP LTD             ORD              g0450a105    50977  1597009 SH       SOLE                  1597009        0        0
COMCAST CORP NEW               CL A SPL         20030n200   102469  4229012 SH       SOLE                  4229012        0        0
FISERV INC                     COM              337738108   159772  2551042 SH       SOLE                  2551042        0        0
GOOGLE INC                     CL A             38259p508   146743   289789 SH       SOLE                   289789        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409    95115   982690 SH       SOLE                   982690        0        0
MASTERCARD INC                 CL A             57636q104   123731   410604 SH       SOLE                   410604        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    69896  2382288 SH       SOLE                  2382288        0        0
US BANCORP DEL                 COM NEW          902973304    69295  2716389 SH       SOLE                  2716389        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   183609  3533654 SH       SOLE                  3533654        0        0
WILEY JOHN & SONS INC          CL A             968223206    25398   488322 SH       SOLE                   488322        0        0